Investment Portfolio	as of August 31, 2020 (Unaudited)

DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 88.7%
Senior Loans **
Communication Services 11.9%
Altice Financing SA, First Lien Term Loan, 1-month USD-LIBOR + 2.750%, 2.92%, 1/31/2026	1,253,295	1,196,896
Altice France S.A.:
Term Loan B12, 1-month USD-LIBOR + 3.688%, 4.438%, 1/31/2026	497,442	489,774
Term Loan B13, 1-month USD-LIBOR + 4.000%, 4.75%, 8/14/2026	498,731	493,432
Avaya, Inc., Term Loan B, 1-month USD-LIBOR + 4.250%, 4.412%, 12/15/2024	1,230,228	1,199,731
Clear Channel Outdoor Holdings, Inc.:
Term Loan B, 2-month USD-LIBOR + 3.500%, 3.714%, 8/21/2026	2,788	2,545
Term Loan B, 3-month USD-LIBOR + 3.500%, 3.761%, 8/21/2026	1,103,850	1,007,660
Cogeco Communications (U.S.A.) II LP, Term Loan B, 1-month USD-LIBOR + 2.000%, 2.156%, 1/3/2025	1,225,862	1,192,457
Colorado Buyer, Inc.:
Term Loan B, 1-month USD-LIBOR + 3.000%, 4.0%, 5/1/2024	253,607	221,589
Second Lien Term Loan, 6-month USD-LIBOR + 7.250%, 8.25%, 5/1/2025	215,000	115,025
CommScope, Inc., Term Loan B, 1-month USD-LIBOR + 3.250%, 3.406%, 4/6/2026	398,995	391,941
CSC Holdings LLC:
Term Loan B1, 1-month USD-LIBOR + 2.250%, 2.408%, 7/17/2025	462,608	448,152
Term Loan, 1-month USD-LIBOR + 2.250%, 2.408%, 1/15/2026	297,733	288,305
Entercom Media Corp., Term Loan, 1-month USD-LIBOR + 2.500%, 2.656%, 11/18/2024	399,276	378,314
Go Daddy Operating Company LLC, Term Loan B3, 1-month USD-LIBOR + 2.500%, 2.656%, 8/10/2027	330,882	328,979
Intelsat Jackson Holdings SA:
Term Loan, 3-month USD-LIBOR + 5.500%, 6.5%, 7/13/2022	112,773	115,123
Term Loan B3, Prime Rate + 4.750%, 8.0%, 11/27/2023	1,500,000	1,515,622
ION Media Networks, Inc., Term Loan B, 1-month USD-LIBOR + 3.000%, 3.188%, 12/18/2024	1,177,926	1,152,648
Mission Broadcasting, Inc., Term Loan B3, 1-month USD-LIBOR + 2.250%, 2.406%, 1/17/2024	63,154	61,877
NEP/NCP Holdco, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.250%, 3.406%, 10/20/2025	783,075	664,216
Nexstar Broadcasting, Inc., Term Loan B3, 1-month USD-LIBOR + 2.250%, 2.406%, 1/17/2024	246,112	241,139
Numericable Group SA, Term Loan B11, 1-month USD-LIBOR + 2.750%, 2.906%, 7/31/2025	2,090,573	2,009,940
Telesat Canada, Term Loan B5, 1-month USD-LIBOR + 2.750%, 2.91%, 12/7/2026	281,398	273,630
Uber Technologies, Inc., Term Loan, 1-month USD-LIBOR + 3.500%, 3.656%, 7/13/2023	700,000	690,305
Univision Communications, Inc., Term Loan, 1-month USD-LIBOR + 3.750%, 4.75%, 3/13/2026	1,755,022	1,720,650
Virgin Media Bristol LLC, Term Loan N, 1-month USD-LIBOR + 2.500%, 2.662%, 1/31/2028	2,357,877	2,301,382
Windstream Services LLC:
Term Loan B7, Prime Rate + 4.250%, 7.5%, 2/17/2024	244,056	149,688
Term Loan B6, Prime Rate + 5.000%, 8.25%, 3/29/2021	284,398	174,763
Xplornet Communications, Inc., Term Loan B, 1-month USD-LIBOR + 4.750%, 4.906%, 6/10/2027	421,053	417,236
Ziggo Financing Partnership, Term Loan I, 1-month USD-LIBOR + 2.500%, 2.662%, 4/30/2028	585,000	567,178
		19,810,197
Consumer Discretionary 14.8%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1-month USD-LIBOR + 1.750%, 1.906%, 11/19/2026	1,969,471	1,900,539
Adient U.S. LLC:
Term Loan B, 1-month USD-LIBOR + 4.250%, 4.406%, 5/6/2024	298,237	296,840
Term Loan B, 3-month USD-LIBOR + 4.250%, 4.492%, 5/6/2024	100,756	100,284
Alchemy Copyrights LLC, Term Loan B, 3-month USD-LIBOR + 2.250%, 5.5%, 8/16/2027	429,448	428,643
AMC Entertainment Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.000%, 4.08%, 4/22/2026	812,625	625,567
American Axle and Manufacturing, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 3.0%, 4/6/2024	557,699	544,852
Aristocrat Leisure Ltd., Term Loan B, 3-month USD-LIBOR + 3.750%, 4.75%, 10/19/2024	847,458	851,695
Bass Pro Group LLC, Term Loan B, 3-month USD-LIBOR + 5.000%, 6.072%, 9/25/2024	1,171,214	1,170,301
Belron Finance U.S. LLC:
Term Loan B, 3-month USD-LIBOR + 2.500%, 2.742%, 11/7/2024	659,016	651,602
Term Loan B, 3-month USD-LIBOR + 2.500%, 2.768%, 10/30/2026	328,350	324,040
BJ's Wholesale Club, Inc., First Lien Term Loan, 1-month USD-LIBOR + 2.000%, 2.164%, 2/3/2024	503,737	500,203
Boyd Gaming Corp., Term Loan B3, 1-week USD LIBOR + 2.250%, 2.363%, 9/15/2023	403,162	393,039
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD-LIBOR + 2.750%, 2.906%, 12/23/2024	1,568,531	1,478,670
Clarios Global LP, Term Loan B, 1-month USD-LIBOR + 3.500%, 3.658%, 4/30/2026	1,293,492	1,271,664
Crown Finance U.S., Inc.:
Term Loan, 3-month USD-LIBOR + 2.250%, 3.322%, 2/28/2025	1,261,038	996,220
Term Loan, 6-month USD-LIBOR + 2.500%, 3.572%, 9/30/2026	297,750	231,377
Delta 2 (LUX) S.a.r.l., Term Loan, 1-month USD-LIBOR + 2.500%, 3.5%, 2/1/2024	992,900	967,770
Fitness International LLC, Term Loan B, 6-month USD-LIBOR + 3.250%, 4.322%, 4/18/2025	425,716	248,512
Harbor Freight Tools U.S.A., Inc., Term Loan B, 1-month USD-LIBOR + 2.500%, 3.25%, 8/18/2023	321,690	317,553
Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD-LIBOR + 1.750%, 1.925%, 6/22/2026	400,000	386,416
Jeld-Wen, Inc., First Lien Term Loan, 1-month USD-LIBOR + 2.000%, 2.156%, 12/14/2024	330,545	323,892
Lands' End, Inc., Term Loan B, 1-month USD-LIBOR + 3.250%, 4.25%, 4/2/2021	417,174	396,368
Midas Intermediate Holdco II LLC, Term Loan B, 3-month USD-LIBOR + 2.750%, 3.75%, 8/18/2021	968,193	871,108
Mister Car Wash Holdings, Inc., Term Loan B, 6-month USD-LIBOR + 3.250%, 4.375%, 5/14/2026	434,172	409,711
NASCAR Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 2.92%, 10/19/2026	211,751	208,556
Navistar International Corp., First Lien Term Loan B, 1-month USD-LIBOR + 3.500%, 3.66%, 11/6/2024	598,466	586,403
Nielsen Finance LLC:
Term Loan B4, 1-month USD-LIBOR + 2.000%, 2.155%, 10/4/2023	650,008	636,845
Term Loan B5, 1-month USD-LIBOR + 3.750%, 4.75%, 6/4/2025	213,141	214,446
Petco Animal Supplies, Inc., Term Loan B, 3-month USD-LIBOR + 3.250%, 4.25%, 1/26/2023	780,439	671,459
PetSmart, Inc., Term Loan, 3-month USD-LIBOR + 4.000%, 5.0%, 3/11/2022	266,726	266,643
Scientific Games International, Inc.:
Term Loan B5, 1-month USD-LIBOR + 2.750%, 2.906%, 8/14/2024	248,511	233,113
Term Loan B5, 3-month USD-LIBOR + 2.750%, 3.058%, 8/14/2024	3,242	3,041
Term Loan B5, 6-month USD-LIBOR + 2.750%, 3.612%, 8/14/2024	1,015,849	952,907
Springer Nature Deutschland GmbH, Term Loan B16, 1-month USD-LIBOR + 3.500%, 4.5%, 8/14/2024	741,153	737,247
Tenneco, Inc., Term Loan B, 1-month USD-LIBOR + 3.000%, 3.158%, 10/1/2025	1,131,161	1,014,748
The Stars Group Holdings BV, Term Loan, 3-month USD-LIBOR + 3.500%, 3.808%, 7/10/2025	371,460	372,397
Trico Group LLC, Term Loan B, 2-month USD-LIBOR + 3.750%, 8.5%, 2/2/2024 (a)	600,000	591,000
UFC Holdings LLC, Term Loan, 6-month USD-LIBOR + 3.250%, 4.25%, 4/29/2026	349,093	345,492
Verscend Holding Corp., Term Loan B, 1-month USD-LIBOR + 4.500%, 4.656%, 8/27/2025	757,277	754,043
Wand NewCo 3, Inc., Term Loan, 3-month USD-LIBOR + 3.000%, 4.072%, 2/5/2026	648,466	625,773
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 1-month USD-LIBOR + 2.750%, 2.91%, 5/18/2025	749,289	610,671
		24,511,650
Consumer Staples 4.3%
Golden Nugget, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.500%, 3.25%, 10/4/2023	714,119	641,950
Term Loan B, 2-month USD-LIBOR + 2.500%, 3.25%, 10/4/2023	605,864	544,636
Hostess Brands LLC:
Term Loan, 1-month USD-LIBOR + 2.250%, 3.0%, 8/3/2025	377,461	371,975
Term Loan, 3-month USD-LIBOR + 2.250%, 3.0%, 8/3/2025	1,013,554	998,822
Term Loan, 2-month USD-LIBOR + 2.250%, 3.0%, 8/3/2025	3,513	3,462
IRB Holding Corp., Term Loan B, 3-month USD-LIBOR + 2.750%, 3.75%, 2/5/2025	748,087	722,465
JBS USA Lux SA, Term Loan B, 2-month USD-LIBOR + 2.000%, 3.072%, 5/1/2026	1,484,495	1,447,264
TKC Holdings, Inc.:
First Lien Term Loan, 3-month USD-LIBOR + 3.750%, 4.75%, 2/1/2023	756,410	712,810
First Lien Term Loan, 2-month USD-LIBOR + 3.750%, 4.75%, 2/1/2023	1,983	1,868
U.S. Foods, Inc., Term Loan B, 3-month USD-LIBOR + 2.000%, 3.072%, 9/13/2026	997,487	959,817
Weight Watchers International, Inc., Term Loan B, 1-month USD-LIBOR + 4.750%, 5.5%, 11/29/2024	786,718	786,325
		7,191,394
Energy 1.5%
Buckeye Partners LP, Term Loan B, 1-month USD-LIBOR + 2.750%, 2.906%, 11/1/2026	927,675	914,752
Gulf Finance LLC, Term Loan B, 1-month USD-LIBOR + 5.250%, 6.25%, 8/25/2023	342,327	238,602
Lower Cadence Holdings LLC, Term Loan B, 1-month USD-LIBOR + 4.000%, 4.0%, 5/22/2026	737,550	685,000
NorthRiver Midstream Finance LP, Term Loan B, 3-month USD-LIBOR + 3.250%, 3.552%, 10/1/2025	383,175	373,015
Peabody Energy Corp., Term Loan, 1-month USD-LIBOR + 2.750%, 2.906%, 3/31/2025	397,964	145,398
Seadrill Partners Finco LLC, Term Loan B, 3-month USD-LIBOR + 6.000%, 7.0%, 2/21/2021	711,708	104,977
		2,461,744
Financials 9.4%
Acrisure LLC, Term Loan B, 1-month USD-LIBOR + 3.500%, 3.656%, 2/15/2027	299,250	288,247
Advisor Group, Inc., Term Loan B, 1-month USD-LIBOR + 5.000%, 5.156%, 7/31/2026	898,747	872,346
AmeriLife Holdings LLC:
Term Loan, 1-month USD-LIBOR + 4.000%, 4.156%, 3/18/2027	541,521	534,752
Delayed Draw Term Loan, 3-month USD-LIBOR + 4.000%, 4.158%, 3/18/2027	26,446	26,116
AmWINS Group, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 3.75%, 1/25/2024	1,684,927	1,676,216
AqGen Ascensus, Inc., Term Loan, 1-month USD-LIBOR + 4.000%, 5.0%, 12/13/2026	1,305,694	1,299,165
AssuredPartners, Inc., Term Loan B, 1-month USD-LIBOR + 3.500%, 3.656%, 2/12/2027	398,997	390,128
Asurion LLC:
Term Loan B4, 1-month USD-LIBOR + 3.000%, 3.156%, 8/4/2022	715,869	709,305
Term Loan B6, 1-month USD-LIBOR + 3.000%, 3.156%, 11/3/2023	1,104,006	1,086,988
Second Lien Term Loan, 1-month USD-LIBOR + 6.500%, 6.656%, 8/4/2025	732,727	736,208
Brand Energy & Infrastructure Services, Inc., Term Loan, 3-month USD-LIBOR + 4.250%, 5.25%, 6/21/2024	1,123,802	1,039,983
Broadstreet Partners, Inc., Term Loan B, 1-month USD-LIBOR + 3.250%, 3.406%, 1/27/2027	263,340	255,604
Cardtronics U.S.A., Inc., Term Loan B, 1-month USD-LIBOR + 4.000%, 5.0%, 6/29/2027	416,667	417,450
Change Healthcare Holdings LLC:
Term Loan B, 1-month USD-LIBOR + 2.500%, 3.5%, 3/1/2024	102,117	100,443
Term Loan B, 3-month USD-LIBOR + 2.500%, 3.5%, 3/1/2024	2,490,464	2,449,645
Deerfield Dakota Holding LLC, Term Loan B, 1-month USD-LIBOR + 3.750%, 4.75%, 4/9/2027	411,765	411,380
Edelman Financial Center LLC, First Lien Term Loan, 1-month USD-LIBOR + 3.000%, 3.17%, 7/21/2025	369,375	359,053
Forterra Finance LLC, Term Loan B, 1-month USD-LIBOR + 3.000%, 4.0%, 10/25/2023	330,220	325,680
Hub International Ltd.:
Term Loan B, 3-month USD-LIBOR + 3.000%, 3.219%, 4/25/2025	3,386	3,307
Term Loan B, 3-month USD-LIBOR + 3.000%, 3.264%, 4/25/2025	1,323,814	1,293,088
Ryan Specialty Group LLC, Term Loan, 1-month USD LIBOR + 3.250%, 4.0%, 9/1/2027	425,000	424,205
Sedgwick Claims Management Services, Inc., Term Loan B, 1-month USD-LIBOR + 3.250%, 3.406%, 12/31/2025	957,944	927,606
		15,626,915
Health Care 8.0%
Acadia Healthcare Co., Inc.:
Term Loan B3, 1-month USD-LIBOR + 2.500%, 2.656%, 2/11/2022	461,381	458,161
Term Loan B4, 1-month USD-LIBOR + 2.500%, 2.656%, 2/16/2023	503,707	500,191
Amneal Pharmaceuticals LLC, Term Loan B, 1-month USD-LIBOR + 3.500%, 3.688%, 5/4/2025	598,473	564,064
Bausch Health Companies, Inc., Term Loan B, 1-month USD-LIBOR + 3.000%, 3.176%, 6/2/2025	2,322,490	2,289,104
Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 3-month USD-LIBOR + 4.250%, 5.0%, 4/29/2024	1,109,270	1,072,985
Envision Healthcare Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.750%, 3.906%, 10/10/2025	594,343	433,024
Gentiva Health Services, Inc., Term Loan, 1-month USD-LIBOR + 3.250%, 3.438%, 7/2/2025	691,916	687,591
Kindred Healthcare LLC, First Lien Term Loan, 1-month USD-LIBOR + 5.000%, 5.188%, 7/2/2025	507,418	507,418
Mallinckrodt International Finance SA, Term Loan B, 6-month USD-LIBOR + 2.750%, 3.5%, 9/24/2024	1,004,961	879,185
Milano Acquisition Corp, Term Loan, USD LIBOR + 4.000%, 8/13/2027 (b)	854,701	850,427
MPH Acquisition Holdings LLC, Term Loan B, 3-month USD-LIBOR + 2.750%, 3.75%, 6/7/2023	851,741	845,200
Ortho-Clinical Diagnostics SA, Term Loan B, 1-month USD-LIBOR + 3.250%, 3.406%, 6/30/2025	692,220	668,639
Parexel International Corp., Term Loan B, 1-month USD-LIBOR + 2.750%, 2.906%, 9/27/2024	800,000	775,976
RegionalCare Hospital Partners Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.750%, 3.906%, 11/17/2025	1,670,000	1,641,376
Surgery Center Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.250%, 4.25%, 9/3/2024	1,097,179	1,038,991
		13,212,332
Industrials 19.7%
Advantage Sales & Marketing, Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.250%, 4.25%, 7/23/2021	427,981	408,570
Allegiant Travel Co., Term Loan, 3-month USD-LIBOR + 3.000%, 3.254%, 2/5/2024	497,475	464,828
Amentum Government Services Holdings LLC, Term Loan B, 1-month USD-LIBOR + 4.000%, 4.156%, 2/1/2027	660,000	660,000
American Airlines, Inc., First Lien Term Loan, 1-month USD-LIBOR + 1.750%, 1.906%, 1/29/2027	763,491	532,535
AVSC Holding Corp.:
First Lien Term Loan, 1-month USD-LIBOR + 3.250%, 4.25%, 3/3/2025	194,730	141,666
First Lien Term Loan, 3-month USD-LIBOR + 3.250%, 4.25%, 3/3/2025	7,889	5,739
First Lien Term Loan, 6-month USD-LIBOR + 3.250%, 4.25%, 3/3/2025	195,646	142,333
Beacon Roofing Supply, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 2.406%, 1/2/2025	713,532	693,910
BrightView Landscapes LLC, First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 2.688%, 8/15/2025	356,382	351,630
Camelot U.S. Acquisition 1 Co., Term Loan B, 1-month USD-LIBOR + 3.000%, 3.156%, 10/30/2026	1,270,615	1,251,556
CCC Information Services, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.000%, 4.0%, 4/29/2024	1,718,656	1,711,137
Clark Equipment Co., Term Loan B, 3-month USD-LIBOR + 1.750%, 2.058%, 5/18/2024	362,614	353,710
Cushman & Wakefield U.S. Borrower LLC, Term Loan B, 1-month USD-LIBOR + 2.750%, 2.906%, 8/21/2025	581,168	559,616
Delta Air Lines, Inc., Term Loan B, 3-month USD-LIBOR + 4.750%, 5.75%, 4/29/2023	1,000,000	999,285
DiscoverOrg LLC, First Lien Term Loan, 1-month USD-LIBOR + 3.750%, 3.906%, 2/2/2026	240,513	239,110
Dynasty Acquisition Co., Inc.:
Term Loan B1, 3-month USD-LIBOR + 3.500%, 3.808%, 4/6/2026	1,177,779	1,052,146
Term Loan B2, 3-month USD-LIBOR + 3.500%, 3.808%, 4/6/2026	631,342	563,996
EWT Holdings III Corp., Term Loan, 1-month USD-LIBOR + 2.750%, 2.906%, 12/20/2024	1,548,940	1,531,514
Filtration Group Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.000%, 3.156%, 3/29/2025	595,623	587,573
Flexential Intermediate Corp., First Lien Term Loan, 3-month USD-LIBOR + 3.500%, 3.808%, 8/1/2024	437,134	371,564
Garda World Security Corp., First Lien Term Loan B, 1-month USD-LIBOR + 4.750%, 4.93%, 10/30/2026	635,536	635,377
Gardner Denver, Inc.:
Term Loan B2, 1-month USD-LIBOR + 1.750%, 1.906%, 3/1/2027	297,624	289,510
Term Loan B, 1-month USD-LIBOR + 2.750%, 2.906%, 3/1/2027	500,000	496,042
Gates Global LLC, Term Loan B, 1-month USD-LIBOR + 2.750%, 3.75%, 4/1/2024	1,669,511	1,654,251
GFL Environmental, Inc.:
Term Loan B, 1-month USD-LIBOR + 3.000%, 4.0%, 5/30/2025	352,122	351,022
Term Loan B, 3-month USD-LIBOR + 3.000%, 4.0%, 5/30/2025	63,007	62,810
Inmar Holdings, Inc., First Lien Term Loan, 3-month USD-LIBOR + 4.000%, 5.072%, 5/1/2024	350,000	329,031
JetBlue Airways Corp., Term Loan, 3-month USD-LIBOR + 5.250%, 6.25%, 6/17/2024	500,000	499,750
Kenan Advantage Group, Inc.:
Term Loan, 1-month USD-LIBOR + 3.000%, 4.0%, 7/31/2022	812,886	788,499
Term Loan B, 1-month USD-LIBOR + 3.000%, 4.0%, 7/31/2022	223,765	217,052
Maxar Technologies Ltd., Term Loan B, 1-month USD-LIBOR + 2.750%, 2.906%, 10/4/2024	281,463	273,254
Mileage Plus Holdings LLC, Term Loan B, 3-month USD-LIBOR + 5.250%, 6.25%, 6/25/2027	426,830	432,033
Mitchell International, Inc., Term Loan, 1-month USD-LIBOR + 4.250%, 4.75%, 11/29/2024	431,034	422,413
NCI Building Systems, Inc., Term Loan, 1-month USD-LIBOR + 3.750%, 3.918%, 4/12/2025	389,045	383,332
Prime Security Services Borrower LLC:
Term Loan B1, 1-month USD-LIBOR + 3.250%, 4.25%, 9/23/2026	306,270	305,696
Term Loan B1, 3-month USD-LIBOR + 3.250%, 4.25%, 9/23/2026	140,921	140,657
Term Loan B1, 6-month USD-LIBOR + 3.250%, 4.25%, 9/23/2026	140,921	140,657
Term Loan B1, 12-month USD-LIBOR + 3.250%, 4.25%, 9/23/2026	281,842	281,313
PUG LLC, Term Loan, 1-month USD-LIBOR + 3.500%, 3.656%, 2/12/2027	947,619	813,375
Quikrete Holdings, Inc., First Lien Term Loan, 1-month USD-LIBOR + 2.500%, 2.656%, 2/1/2027	2,397,177	2,342,162
Sabre GLBL, Inc., Term Loan B, 1-month USD-LIBOR + 2.000%, 2.156%, 2/22/2024	553,223	518,450
SRS Distribution, Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.000%, 4.072%, 5/23/2025	754,600	735,814
Staples, Inc., 7 Year Term Loan, 3-month USD-LIBOR + 5.000%, 5.251%, 4/16/2026	1,044,939	894,149
Tempo Acquisition LLC, Term Loan, 1-month USD-LIBOR + 3.250%, 3.75%, 11/2/2026	2,130,458	2,091,854
Titan Acquisition Ltd., Term Loan B, 6-month USD-LIBOR + 3.000%, 3.361%, 3/28/2025	742,834	703,144
TransDigm, Inc.:
Term Loan E, 1-month USD-LIBOR + 2.250%, 2.406%, 5/30/2025	1,305,179	1,242,002
Term Loan F, 1-month USD-LIBOR + 2.250%, 2.406%, 12/9/2025	1,428,532	1,358,555
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 3-month USD-LIBOR + 5.000%, 6.072%, 5/29/2026	506,175	342,220
Veritas U.S., Inc., Term Loan B, 3-month USD-LIBOR + 5.500%, 6.5%, 9/1/2025	300,000	295,012
Welbilt, Inc., Term Loan B, 1-month USD-LIBOR + 2.500%, 2.661%, 10/23/2025	1,161,802	1,052,157
		32,714,011
Information Technology 7.4%
Banff Merger Sub, Inc., Term Loan B, 1-month USD-LIBOR + 4.250%, 4.406%, 10/2/2025	1,117,722	1,099,911
Finastra USA, Inc.:
First Lien Term Loan, 3-month USD-LIBOR + 3.500%, 4.5%, 6/13/2024	478,993	452,370
First Lien Term Loan, 6-month USD-LIBOR + 3.500%, 4.5%, 6/13/2024	1,226,936	1,158,743
Second Lien Term Loan, 6-month USD-LIBOR + 7.250%, 8.25%, 6/13/2025	571,428	532,539
Informatica LLC, Term Loan B, 1-month USD-LIBOR + 3.250%, 3.406%, 2/25/2027	1,072,312	1,052,432
MA FinanceCo. LLC:
Term Loan B3, 1-month USD-LIBOR + 2.500%, 2.656%, 6/21/2024	135,653	129,718
Term Loan B, 3-month USD-LIBOR + 4.250%, 5.25%, 6/5/2025	300,000	299,812
McAfee LLC, Term Loan B, 1-month USD-LIBOR + 3.750%, 3.906%, 9/30/2024	592,462	588,392
MH Sub I LLC, Term Loan, 1-month USD-LIBOR + 3.750%, 4.75%, 9/13/2024	415,000	411,759
Presidio, Inc., Term Loan B, 3-month USD-LIBOR + 3.500%, 3.77%, 1/22/2027	239,000	236,013
Rackspace Hosting, Inc.:
First Lien Term Loan, 2-month USD-LIBOR + 3.000%, 4.0%, 11/3/2023	1,028	1,020
First Lien Term Loan, 3-month USD-LIBOR + 3.000%, 4.0%, 11/3/2023	397,943	394,587
Redstone Buyer LLC, Term Loan, USD LIBOR + 5.000%, 6/29/2027 (b)	500,000	500,000
Refinitiv U.S. Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.250%, 3.406%, 10/1/2025	1,961,550	1,947,358
Seattle Spinco, Inc., Term Loan B3, 1-month USD-LIBOR + 2.500%, 2.656%, 6/21/2024	916,096	876,016
Surf Holdings LLC, Term Loan, 3-month USD-LIBOR + 3.500%, 3.827%, 3/5/2027	376,000	368,377
Ultimate Software Group, Inc., Term Loan B, 3-month USD-LIBOR + 4.000%, 4.75%, 5/4/2026	428,571	428,841
Verifone Systems, Inc., First Lien Term Loan, 3-month USD-LIBOR + 4.000%, 4.253%, 8/20/2025	1,233,595	1,117,859
VS Buyer LLC, Term Loan B, 1-month USD-LIBOR + 3.250%, 3.406%, 2/28/2027	257,751	255,173
Xperi Corp., Term Loan B, 1-month USD-LIBOR + 4.000%, 4.156%, 6/1/2025	421,053	412,632
		12,263,552
Materials 9.1%
Altium Packaging LLC, Term Loan B, 1-month USD-LIBOR + 3.000%, 3.156%, 6/14/2026	491,530	486,408
BWAY Holding Co., Term Loan B, 3-month USD-LIBOR + 3.250%, 3.523%, 4/3/2024	2,232,617	2,128,521
Consolidated Container Co. LLC, First Lien Term Loan, 1-month USD-LIBOR + 2.750%, 3.75%, 5/22/2024	816,952	812,970
CPG International, Inc., Term Loan, 12-month USD-LIBOR + 3.750%, 4.75%, 5/5/2024	276,363	276,233
Diamond (BC) BV:
Term Loan, 1-month USD-LIBOR + 3.000%, 3.156%, 9/6/2024	2,168	2,057
Term Loan, 3-month USD-LIBOR + 3.000%, 3.261%, 9/6/2024	843,495	800,004
Emerald Performance Materials LLC, Term Loan B, 1-month USD-LIBOR + 4.000%, 5.0%, 8/12/2025	424,242	425,303
Flex Acquisition Company, Inc., Frist Lien Term Loan, 3-month USD-LIBOR + 3.000%, 4.0%, 12/29/2023	744,411	721,346
Graham Packaging Company, Inc., Term Loan, 1-month USD-LIBOR + 3.750%, 4.5%, 8/4/2027	416,667	416,719
Illuminate Buyer LLC, Term Loan, 3-month USD-LIBOR + 4.000%, 4.308%, 6/16/2027	400,000	398,650
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan B, 1-month USD-LIBOR + 3.500%, 4.5%, 8/28/2026	339,148	336,180
Ineos U.S. Finance LLC, Term Loan B, 2-month USD-LIBOR + 2.000%, 2.214%, 4/1/2024	1,105,558	1,078,528
Innophos, Inc., Term Loan B, 1-month USD-LIBOR + 3.750%, 3.906%, 2/4/2027	219,450	217,530
Proampac PG Borrower LLC:
First Lien Term Loan, 1-month USD-LIBOR + 3.500%, 4.5%, 11/20/2023	1,292	1,277
First Lien Term Loan, 2-month USD-LIBOR + 3.500%, 4.5%, 11/20/2023	291,817	288,534
First Lien Term Loan, 3-month USD-LIBOR + 3.500%, 4.5%, 11/20/2023	205,599	203,286
Reynolds Group Holdings, Inc., Term Loan, 1-month USD-LIBOR + 2.750%, 2.906%, 2/5/2023	911,361	900,702
Starfruit Finco BV, Term Loan B, 1-month USD-LIBOR + 3.000%, 3.164%, 10/1/2025	1,890,671	1,844,737
The Chemours Co., Term Loan B, 1-month USD-LIBOR + 1.750%, 1.91%, 4/3/2025	592,424	566,997
Tronox Finance LLC:
Term Loan B, 3-month USD-LIBOR + 3.000%, 3.308%, 9/23/2024	1,042,247	1,024,007
Term Loan B, 1-month USD-LIBOR + 3.000%, 3.156%, 9/23/2024	1,477,091	1,451,242
U.S. Silica Co., Term Loan B, 1-month USD-LIBOR + 4.000%, 5.0%, 5/1/2025	830,807	673,548
		15,054,779
Utilities 2.6%
Astoria Energy LLC:
Term Loan B, 1-month USD-LIBOR + 4.000%, 5.0%, 12/24/2021	37,611	37,442
Term Loan B, 3-month USD-LIBOR + 4.000%, 5.0%, 12/24/2021	740,520	737,203
Calpine Corp., Term Loan B5, 1-month USD-LIBOR + 2.250%, 2.41%, 1/15/2024	1,073,988	1,053,850
Eastern Power LLC:
Term Loan B, 1-month USD-LIBOR + 3.750%, 4.75%, 10/2/2025	32	32
Term Loan B, 3-month USD-LIBOR + 3.750%, 4.75%, 10/2/2025	929,132	924,240
Granite Generation LLC:
Term Loan B, 1-month USD-LIBOR + 3.750%, 4.75%, 11/9/2026	815,642	808,763
Term Loan B, 3-month USD-LIBOR + 3.750%, 4.75%, 11/9/2026	150,000	148,735
Term Loan B, Prime Rate + 2.750%, 6.0%, 11/9/2026	8,428	8,357
Lonestar II Generation Holdings LLC:
Term Loan B, 1-month USD-LIBOR + 5.000%, 5.156%, 4/20/2026	214,986	211,426
Term Loan C, 1-month USD-LIBOR + 5.000%, 5.156%, 4/20/2026	26,054	25,622
Pacific Gas & Electric Company, Term Loan, 3-month USD-LIBOR + 4.500%, 5.5%, 6/23/2025	431,034	424,840
		4,380,510
Total Loan Participations and Assignments (Cost $152,661,071)		147,227,084
Corporate Bonds 3.8%
Communication Services 1.5%
Clear Channel Worldwide Holdings, Inc., 144A, 5.125%, 8/15/2027	500,000	505,150
CommScope, Inc., 144A, 5.5%, 3/1/2024	730,000	753,725
iHeartCommunications, Inc., 8.375%, 5/1/2027	96,976	98,188
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027	350,000	375,375
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029	700,000	756,875
		2,489,313
Consumer Discretionary 1.2%
American Builders & Contractors Supply Co., Inc., 144A, 4.0%, 1/15/2028	2,000	2,058
Clarios Global LP:
144A, 6.25%, 5/15/2026	50,000	53,032
144A, 6.75%, 5/15/2025	60,000	64,288
Colt Merger Sub, Inc., 144A, 6.25%, 7/1/2025	600,000	635,994
PetSmart, Inc., 144A, 5.875%, 6/1/2025	501,000	515,404
Prime Security Services Borrower LLC, 144A, 6.25%, 1/15/2028	308,000	323,400
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/2028	60,000	60,726
Wyndham Destinations, Inc., 144A, 6.625%, 7/31/2026	270,000	285,525
		1,940,427
Financials 0.1%
Prime Security Services Borrower LLC, 144A, 3.375%, 8/31/2027	190,000	189,318
Sabre GLBL, Inc., 144A, 7.375%, 9/1/2025	20,000	20,970
		210,288
Health Care 0.0%
Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	30,000	31,125
Industrials 0.5%
Builders FirstSource, Inc., 144A, 6.75%, 6/1/2027	200,000	218,000
GFL Environmental, Inc., 144A, 3.75%, 8/1/2025	110,000	110,757
Vertical U.S. Newco, Inc., 144A, 5.25%, 7/15/2027	500,000	520,625
XPO Logistics, Inc., 144A, 6.75%, 8/15/2024	13,000	13,823
		863,205
Materials 0.2%
Arconic Corp., 144A, 6.125%, 2/15/2028	300,000	316,500
Utilities 0.3%
Talen Energy Supply LLC, 144A, 7.625%, 6/1/2028	500,000	516,695
Total Corporate Bonds (Cost $6,154,984)		6,367,553
	Shares	Value ($)
Common Stocks 0.0%
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. *	22,247	26,029
iHeartMedia, Inc. "A" *	1,111	10,243
		36,272
Information Technology 0.0%
Answers Corp. * (a)	2,219	0
Total Common Stocks (Cost $385,815)		36,272
	Principal Amount ($)	Value ($)
Warrants 0.0%
Communication Services 0.0%
iHeartMedia, Inc., Expiration Date 5/1/2039 *	8,350	63,322
Consumer Staples 0.0%
Crossmark Holdings, Inc., Expiration Date 12/31/2020 * (a)	901	9
Information Technology 0.0%
Answers Holdings, Inc., Expiration Date 4/14/2022 * (a)	6,166	0
Total Warrants (Cost $864,940)		63,331
	Shares	Value ($)
Exchange-Traded Funds 6.2%
Invesco Senior Loan ETF	208,634	4,562,826
iShares iBoxx $ High Yield Corporate Bond ETF	41,400	3,520,242
SPDR Bloomberg Barclays High Yield Bond ETF	20,780	2,197,485
Total Exchange-Traded Funds (Cost $10,316,713)		10,280,553
Cash Equivalents 3.9%
DWS Central Cash Management Government Fund, 0.09% (c) (Cost $6,397,148)	6,397,148	6,397,148
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $176,780,671)	102.6	170,371,941
Other Assets and Liabilities, Net	(2.6)	(4,333,310)
Net Assets	100.0	166,038,631

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended August 31, 2020 are as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
Cash Equivalents 3.9%
DWS Central Cash Management Government Fund, 0.09% (c)
5,237,490	29,226,726	28,067,068	—	—	1,641	—	6,397,148	6,397,148

*	Non-income producing security.
**	Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of August 31, 2020. Senior loans with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(a)	Investment was valued using significant unobservable inputs.
(b)	All or a portion of the security represents unsettled loan commitments at August 31, 2020 where the rate will be determined at the time of settlement.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
Prime Rate: Interest rate charged by banks to their most credit worthy customers.
SPDR: Standard & Poor's Depositary Receipt
At August 31, 2020, the Fund had an unfunded loan commitment of $135,922, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
AmeriLife Holdings LLC, Term Delay Draw, 3/18/2027	23,140	22,851	(289)
Intelsat Jackson Holdings SA, Term Loan, 7/13/2022	112,782	115,123	2,341
Total	135,922	137,974	2,052

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund's investments.

Assets		Level 1	Level 2		Level 3	Total
Fixed Income Investments (d)
Loan Participations and Assignments		$—	$146,636,084		$591,000	$147,227,084
Corporate Bonds		—	6,367,553		—	6,367,553
Common Stocks (d)		36,272	—		0	36,272
Warrants (d)		—	63,322		9	63,331
Exchange-Traded Funds		10,280,553	—		—	10,280,553
Short-Term Investments		6,397,148	—		—	6,397,148
Unfunded Loan Commitments(e)		—	2,341		—	2,341
Total		$16,713,973	$153,069,300		$591,009	$170,374,282
Assets		Level 1	Level 2		Level 3	Total
Unfunded Loan Commitments(e)		$—	$(289)		$—	$(289)
Total	$		$(289)	$		$(289)

(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Includes appreciation/depreciation on unfunded loan commitments.